GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 15, 2025 USD ($)	Jan. 29, 2025 USD ($)	Nov. 22, 2024 $ / shares	Dec. 31, 2024 USD ($) Segment $ / shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 15, 2024
General [Line Items]
Issuance of preferred shares, net of issuance cost	$ 5,000				$ 412
Operating segment (in Segment) | Segment				1
Ordinary shares par value per share before adjustment to reverse share split | $ / shares				$ 0.0001
Ordinary shares, par value per share | $ / shares				$ 0.0135	$ 0.0135
Company’s Ordinary Shares conversion ratio				1-for-3.9829
Reverse stock split conversion ratio			1-for-9
Incurred losses				$ (16,519)	$ (5,108)
Operating cash flows				(8,396)	(4,529)
Cash and cash equivalents				$ 1,187	4,595
Payments of Stock Issuance Costs	5,000				$ 412
Proceeds from exercise of warrants and pre-funded warrants	$ 864	$ 3,267
New Pubco [Member]
General [Line Items]
Voting interests				61.55%
Silexion Equity Financing [Member]
General [Line Items]
Owns of the subsidiary percentage				100.00%
New Pubco [Member]
General [Line Items]
Equity exchange ratio						3.9829
Maximum [Member]
General [Line Items]
Reverse stock split conversion price | $ / shares			$ 0.0009
Minimum [Member]
General [Line Items]
Reverse stock split conversion price | $ / shares			$ 0.0001